CONDENSED STATEMENT OF OPERATIONS - USD ($)	2 Months Ended			3 Months Ended			6 Months Ended
	Dec. 31, 2019	Dec. 31, 2019		Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2020
CONDENSED STATEMENT OF OPERATIONS
Formation costs		$ 1,450		$ 1,846,344			$ 2,061,847
Loss from operations		(1,450)		(1,846,344)			(2,061,847)
Other income:
Interest earned on marketable securities held in Trust Account				2,394,013			4,215,679
Unrealized loss on marketable securities held in Trust Account				(2,237,592)			(6,366)
Other income				156,421			4,209,313
Income before provision for income taxes				(1,689,923)			2,147,466
Benefit (provision) for income taxes				354,883			(450,968)
Net (loss) income	$ (1,450)	$ (1,450)		$ (1,335,040)		$ 3,031,538	$ 1,696,498
Weighted average shares outstanding, basic and diluted (1)		25,000,000	[1]	31,167,195	[2]		30,397,160	[2]
Basic and diluted net loss per common share		$ 0.00		$ (0.04)	[3]		$ (0.03)	[3]

[1]	Excludes an aggregate of 2,500,000 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (see Notes 7 and 8).
[2]	Excludes an aggregate of 105,858,072 shares subject to possible redemption at June 30, 2020.
[3]	Excludes interest income of $0 and $2,558,125 attributable to shares subject to possible redemption for the three and six months ended June 30, 2020 (see Note 2).